Other Receivables	12 Months Ended
Dec. 31, 2015
Other Receivables
Other Receivables

9.Other Receivables

Other receivables consisted of the following:

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
VAT recoverable (note (i))	64,888,300	52,829,584	8,135,639
Deposit for loan guarantee	5,400,000	2,900,000	446,594
Others	3,304,917	3,302,854	508,631

Total other receivables	73,593,217	59,032,438	9,090,864

Note (i):As of December 31, 2014 and 2015, VAT recoverable mainly consisted of input VAT paid for purchase of corns but not yet validated by the PRC Taxing Authority of RMB57,950,944 and RMB50,059,386 ($7,709,034), respectively.